Note Payable (Details Narrative) - USD ($)	Apr. 12, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Note payable		$ 312,700
Paycheck Protection Program [Member]
Proceeds from loan	$ 312,700
Debt, instrument maturity date	Apr. 12, 2022
Debt instrument, interest rate	1.00%